Major Customer (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Major Customer (Textual)
Net sales		$ 1,730,000		$ 1,730,000
One major customer [Member]
Major Customer (Textual)
Percentage of total sales				10.00%
One major customer [Member] | Accounts Receivable [Member]
Major Customer (Textual)
Net sales				$ 1,745,000